Financial Instruments (Carrying Value, Fair Value And Hierarchy Of Financial Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Period in which the interest rate will reset	30 days
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Period in which the interest rate will reset	60 days
Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments of deferred compensation plans held in trust	$ 54,389	$ 49,481
Long-term debt and current portion of long-term debt	108,750	91,250
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments of deferred compensation plans held in trust	54,389	49,481
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term debt and current portion of long-term debt	$ 108,750	$ 91,250